Consolidated Statement of Comprehensive Income (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Comprehensive Income
Earnings per ordinary Share	$ 0.25	$ 0.25	$ 0.25